Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Equity Dividend Fund
Entity Central Index Key	0000814507
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000005784 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class R Shares
Trading Symbol	MRDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$65	1.21%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 18,758,325,810
Holdings Count | Holding	92
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(b)Excludes short-term securities.
C000166015 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class K Shares
Trading Symbol	MKDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$31	0.58%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[2]
Net Assets	$ 18,758,325,810
Holdings Count | Holding	92
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(b)Excludes short-term securities.
C000005782 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor C Shares
Trading Symbol	MCDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$91	1.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.69%	[3]
Net Assets	$ 18,758,325,810
Holdings Count | Holding	92
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(b)Excludes short-term securities.
C000005780 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor A Shares
Trading Symbol	MDDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$50	0.93%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[4]
Net Assets	$ 18,758,325,810
Holdings Count | Holding	92
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(b)Excludes short-term securities.
C000038256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Service Shares
Trading Symbol	MSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$52	0.96%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96%	[5]
Net Assets	$ 18,758,325,810
Holdings Count | Holding	92
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(b)Excludes short-term securities.
C000005783 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Institutional Shares
Trading Symbol	MADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.69%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[6]
Net Assets	$ 18,758,325,810
Holdings Count | Holding	92
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$18,758,325,810
Number of Portfolio Holdings	92
Portfolio Turnover Rate	33%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	19.6%
Health Care	14.5%
Information Technology	12.3%
Industrials	12.2%
Consumer Staples	7.5%
Communication Services	6.3%
Materials	6.1%
Energy	5.5%
Consumer Discretionary	4.8%
Utilities	4.3%
Real Estate	3.2%
Short-Term Securities	4.2%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Wells Fargo & Co.	3.4%
Citigroup, Inc.	3.4%
Cardinal Health, Inc.	3.0%
Amazon.com, Inc.	2.8%
SS&C Technologies Holdings, Inc.	2.7%
CVS Health Corp.	2.4%
BP PLC	2.4%
First Citizens BancShares, Inc., Class A	2.3%
Samsung Electronics Co. Ltd.	2.2%
Fidelity National Information Services, Inc.	1.9%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.